Altegris Futures Evolution Strategy Fund

(a series of Northern Lights Fund Trust)

Class A	EVOAX
Class C	EVOCX
Class I	EVOIX
Class N	EVONX
Class Y	EVOYX

Supplement dated January 25, 2012
to the Prospectus dated October 3, 2011

______________________________________________________________________

Settlement of Sub-Adviser Litigation

The litigation with Trust Company of the West involving DoubleLine Capital LP (the "Sub-Adviser"), and certain key employees of the Sub-Adviser described in the Prospectuses has been settled among the parties.  Any references to "Litigation and Investigation Risk" and the unresolved status of those claims in the Prospectuses and Statement of Additional Information should be disregarded.

_________________________

This Supplement, and the Prospectus and Statement of Additional Information both dated October 3, 2011, as well as a supplement to the Statement of Additional Information dated January 25, 2012, provide relevant information for all shareholders and should be retained for future reference.  The Prospectus and the Statement of Additional Information both dated October 3, 2011, as well as a supplement to the Statement of Additional Information dated January 25, 2012, have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-877-772-5838.

Altegris Futures Evolution Strategy Fund

(a series of Northern Lights Fund Trust)

Class A	EVOAX
Class C	EVOCX
Class I	EVOIX
Class N	EVONX
Class Y	EVOYX

Supplement dated January 25, 2012
to the Statement of Additional Information dated October 3, 2011

______________________________________________________________________

Settlement of Sub-Adviser Litigation

The litigation with Trust Company of the West involving DoubleLine Capital LP (the "Sub-Adviser"), and certain key employees of the Sub-Adviser described in the Statement of Additional Information has been settled among the parties.  Any references to "Legal Proceedings Involving the Sub-Adviser" and the unresolved status of those claims in the Statement of Additional Information should be disregarded.

_________________________

This Supplement, and the Prospectus and Statement of Additional Information both dated October 3, 2011, as well as a supplement to the Prospectus dated January 25, 2012, provide relevant information for all shareholders and should be retained for future reference.  The Prospectus and the Statement of Additional Information both dated October 3, 2011, as well as a supplement to the Prospectus dated January 25, 2012, have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-877-772-5838.